Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of lease expenses
Operating lease cost	$ 3,833	$ 3,318	$ 1,406
Short-term lease	861	462	51
Total lease expenses	$ 4,694	$ 3,780	$ 1,457